Federated Hermes U.S. Strategic Dividend ETF Investment Strategy - Federated Hermes U.S. Strategic Dividend ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in high dividend-paying common stocks of U.S. issuers with dividend growth potential. The Fund intends to invest exclusively in U.S. issuers (i.e., companies domiciled and/or with operations in the United States, or listed on U.S.-based exchanges), and generally invests in large-cap or mid-cap stocks (which are generally defined as of the date of this prospectus as stocks of companies with market capitalizations above $7 billion and $2 billion, respectively). The Fund may also invest in real estate investment trusts. The Fund’s investment adviser (“Adviser”) believes a strategic emphasis on high dividend-paying stocks with the potential for future dividend growth can enhance performance over time. The Adviser defines high-dividend paying stocks as those with a higher dividend yield than the S&P 500 Index’s average dividend yield. The Adviser believes that this is achievable while targeting lower volatility than the broader market. The Adviser’s security selection process involves prioritizing stocks based on attractive combinations of dividend yield and dividend growth potential over time following review of appropriate fundamental criteria, including, but not limited to, balance sheet strength, earnings growth, and cash flow durability. Those companies that rank as highly attractive in the prioritization process are closely scrutinized for inclusion in the portfolio using bottom-up fundamental proprietary research. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in dividend-paying securities of U.S. issuers. For purposes of this limitation, U.S. issuers will be defined as issuers (i) that are organized under the laws of the U.S. or that maintain their principal place of business in the U.S.; (ii) whose securities are traded principally on U.S. based exchanges; or (iii) that, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that have at least 50% of their assets in the U.S. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.